Risk Management Policy - Schedule of Financial Debt Structure Detailed by Interest Rates Net of Hedging Derivative Instruments (Detail)	Dec. 31, 2017	Dec. 31, 2016
Interest rate risk [Member] | Fixed interest rate [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Fixed interest rate debt	46.00%	44.00%